Cover Page	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Entity Registrant Name	Cresco Labs Inc.
Entity Tax Identification Number	98-1505364
Local Phone Number	929-0993
Entity Address, Address Line One	400 W Erie St Suite 110
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60654
Entity Address, Country	US
City Area Code	312
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Entity Central Index Key	0001832928
Document Fiscal Period Focus	FY
Amendment Flag	false
Document Period End Date	Dec. 31, 2022
Current Fiscal Year End Date	--12-31
Entity Incorporation, State or Country Code	Z4
Entity File Number	000-56241
Document Fiscal Year Focus	2022
Business Contact
Document Information [Line Items]
Local Phone Number	929-0993
Entity Address, Address Line One	400 W Erie St Suite 110
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60654
City Area Code	312
Contact Personnel Name	Cresco Labs Inc.
Special Subordinate Voting Shares (SSVS)
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	63,868,296
Subordinate Voting Shares (SVS)
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	281,147,586
Proportionate Voting Shares (PVS)
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	100,412
Super Voting Shares (MVS)
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	500,000